Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The table below presents details of the Company’s related party transactions with AEI included on the consolidated statements of operations and comprehensive income (loss) for the following periods:

	Successor
		Period from
	Year Ended	February 10, 2020 to
	December 31, 2021	December 31, 2020
Management fees paid to AEI	$477	$500
Transaction fees paid to AEI	1,019	2,226
Total fees paid to AEI	$1,496	$2,726